UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund II

Portfolio of Investments

January 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Equity: Other - 39.2%
Diversified/Specialty - 32.4%
Activia Properties, Inc.	250	$2,080,754
Armada Hoffler Properties, Inc.	214,476	1,951,732
Australand Property Group	731,260	2,485,326
British Land Co. PLC	575,395	6,204,483
Buzzi Unicem SpA (a)	108,120	1,970,075
Chambers Street Properties	614,570	4,756,772
Cheung Kong Holdings Ltd.	259,000	3,851,975
Corrections Corp. of America	90,722	3,045,537
Country Garden Holdings Co., Ltd.	6,601,000	3,589,880
CTT-Correios de Portugal SA (b)	278,919	2,561,772
Digital Realty Trust, Inc. (a)	46,430	2,367,466
Dundee Real Estate Investment Trust	93,351	2,456,671
Fibra Uno Administracion SA de CV	627,130	2,023,847
Geo Group, Inc. (The)	124,700	4,174,956
Gramercy Property Trust, Inc. (b)	527,480	3,069,934
Henderson Land Development Co., Ltd.	219,300	1,185,325
ICADE	23,945	2,100,058
Japan Hotel REIT Investment Corp.	3,143	1,509,443
Kennedy-Wilson Holdings, Inc.	184,870	4,440,577
Klovern AB	204,538	1,014,082
Land Securities Group PLC	416,440	7,031,412
Lend Lease Group	528,870	4,871,787
LPN Development PCL	1,894,500	837,919
Mexico Real Estate Management SA de CV (b)	1,013,890	1,849,777
Mitchells & Butlers PLC (b)	278,960	2,061,344
Mitsubishi Estate Co., Ltd.	273,000	6,705,182
Mitsui Fudosan Co., Ltd.	386,000	12,189,619
New World Development Co., Ltd.	1,572,180	1,966,127
Regal Entertainment Group-Class A	204,250	3,982,875
Spirit Realty Capital, Inc.	157,043	1,664,656
Sumitomo Realty & Development Co., Ltd.	140,000	6,181,432
Sun Hung Kai Properties Ltd.	611,454	7,467,513
Supalai PCL	1,943,200	941,872
Swire Properties Ltd.	1,283,800	3,323,914
Taiheiyo Cement Corp.	268,000	990,978
UOL Group Ltd.	614,710	2,815,280
Vornado Realty Trust	20,160	1,851,293
Wharf Holdings Ltd.	858,000	5,840,766
Wheelock & Co., Ltd.	438,000	1,776,433

		131,190,844

Health Care - 6.4%
Chartwell Retirement Residences	233,620	2,233,942
HCP, Inc.	79,020	3,093,633
Health Care REIT, Inc.	47,429	2,747,088
LTC Properties, Inc.	119,387	4,530,736
Medical Properties Trust, Inc.	361,471	4,796,720
Omega Healthcare Investors, Inc. (a)	174,620	5,577,363
Ventas, Inc.	48,080	2,999,711

		25,979,193

Triple Net - 0.4%
National Retail Properties, Inc. (a)	43,490	1,443,868

		158,613,905

Company	Shares	U.S. $ Value
Retail - 19.2%
Regional Mall - 8.1%
CFS Retail Property Trust Group	1,151,930	1,953,800
General Growth Properties, Inc.	220,350	4,437,849
Simon Property Group, Inc.	143,770	22,261,347
Westfield Group	469,727	4,200,127

		32,853,123

Shopping Center/Other Retail - 11.1%
Aeon Mall Co., Ltd.	111,900	3,289,417
DDR Corp.	235,900	3,696,553
Fukuoka REIT Co.	138	1,158,157
Kimco Realty Corp.	58,830	1,230,135
Kite Realty Group Trust	683,886	4,411,065
Klepierre	104,054	4,509,714
Link REIT (The)	232,360	1,052,158
Ramco-Gershenson Properties Trust	284,179	4,538,339
RioCan Real Estate Investment Trust (Toronto)	57,955	1,289,450
Unibail-Rodamco SE	42,729	10,283,666
Vastned Retail NV	88,231	4,222,965
Westfield Retail Trust	1,893,790	5,003,376

		44,684,995

		77,538,118

Residential - 15.3%
Multi-Family - 14.1%
Associated Estates Realty Corp.	272,800	4,356,616
AvalonBay Communities, Inc.	31,150	3,847,025
Berkeley Group Holdings PLC	48,860	2,073,384
Brookfield Residential Properties, Inc. (b)	171,716	3,884,216
China Overseas Land & Investment Ltd.	726,000	1,948,835
China Vanke Co., Ltd.-Class B	1,684,749	2,796,611
CIFI Holdings Group Co., Ltd.	3,102,000	637,014
Comforia Residential REIT, Inc. (a)	291	2,120,678
Deutsche Annington Immobilien SE (b)	78,284	2,011,329
Equity Residential	90,120	4,990,846
Home Properties, Inc.	22,320	1,244,340
KWG Property Holding Ltd.	3,151,000	1,646,297
LEG Immobilien AG (b)	62,983	3,749,903
Mid-America Apartment Communities, Inc.	81,830	5,281,308
Post Properties, Inc.	24,540	1,151,662
Rossi Residencial SA (b)	1,743,314	1,397,296
Sekisui Chemical Co., Ltd.	85,000	979,690
Stockland	2,056,835	6,531,366
Sun Communities, Inc.	63,570	2,971,897
Taylor Wimpey PLC	1,076,810	1,981,850
Wing Tai Holdings Ltd.	1,035,000	1,401,912

		57,004,075

Self Storage - 1.2%
Public Storage	30,403	4,791,209

		61,795,284

Company	Shares	U.S. $ Value
Office - 11.5%
Office - 11.5%
Allied Properties Real Estate Investment Trust	86,928	2,552,230
Boston Properties, Inc.	20,204	2,183,850
CapitaCommercial Trust (a)	2,636,000	2,925,309
Cominar Real Estate Investment Trust	186,390	3,109,429
Cousins Properties, Inc.	456,374	4,906,021
Fabege AB	66,010	836,647
Investa Office Fund	960,060	2,605,047
Japan Real Estate Investment Corp.	655	3,380,888
Kenedix Office Investment Corp.-Class A	643	3,195,513
Orix JREIT, Inc.	3,777	5,017,208
Parkway Properties, Inc./MD	239,677	4,251,870
SL Green Realty Corp.	78,131	7,326,344
Tokyo Tatemono Co., Ltd.	212,000	1,966,928
Workspace Group PLC	266,970	2,383,073

		46,640,357

Industrials - 6.1%
Industrial Warehouse Distribution - 5.7%
Daiwa House REIT Investment Corp.	124	1,041,737
Granite Real Estate Investment Trust	113,130	3,850,945
Hansteen Holdings PLC	812,910	1,416,522
Hopewell Holdings Ltd.	586,000	2,022,851
Japan Logistics Fund, Inc. (a)	985	2,175,327
Mapletree Logistics Trust	3,197,000	2,506,719
Nippon Prologis REIT, Inc.	187	1,879,421
ProLogis, Inc.	92,428	3,582,509
STAG Industrial, Inc.	202,710	4,350,157

		22,826,188

Mixed Office Industrial - 0.4%
Goodman Group	437,520	1,787,728

		24,613,916

Lodging - 4.9%
Lodging - 4.9%
Ashford Hospitality Prime, Inc.	107,078	1,766,787
Ashford Hospitality Trust, Inc.	449,359	4,223,975
Chesapeake Lodging Trust	32,390	788,697
DiamondRock Hospitality Co.	404,280	4,681,562
Hersha Hospitality Trust	795,270	4,318,316
Host Hotels & Resorts, Inc.	106,280	1,954,489
InterContinental Hotels Group PLC	61,686	1,994,265

		19,728,091

Mortgage - 2.9%
Mortgage - 2.9%
Altisource Residential Corp.	119,529	3,585,870
NorthStar Realty Finance Corp.	266,810	3,892,758
Starwood Property Trust, Inc.	145,750	4,401,650

		11,880,278

Total Common Stocks (cost $365,464,649)		400,809,949

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral - 99.1% (cost $365,464,649)		400,809,949

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%
Investment Companies - 2.2%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $8,703,679)	8,703,679	8,703,679

Total Investments - 101.3% (cost $374,168,328) (d)		409,513,628
Other assets less liabilities - (1.3)%		(5,115,922)

Net Assets - 100.0%		$404,397,706

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	USD	1,218	JPY	120,113	2/18/14	$(42,477)
BNP Paribas SA	USD	10,526	AUD	11,343	2/18/14	(609,028)
BNP Paribas SA	USD	10,211	JPY	1,049,260	2/18/14	59,893
BNP Paribas SA	USD	3,137	NZD	3,866	2/18/14	(14,109)
BNP Paribas SA	GBP	6,819	USD	11,203	5/15/14	2,130
Citibank, NA	EUR	4,382	USD	5,921	2/18/14	11,308
Credit Suisse International	JPY	1,456,425	USD	14,669	2/18/14	413,470
Credit Suisse International	USD	8,874	CAD	9,732	2/18/14	(138,817)
Credit Suisse International	USD	6,736	NOK	41,422	2/18/14	(140,690)
Credit Suisse International	USD	8,365	SEK	53,367	2/18/14	(220,559)
Deutsche Bank AG London	CAD	9,015	USD	8,704	2/18/14	612,470
Goldman Sachs Capital Markets LP	AUD	14,697	USD	13,124	2/18/14	274,164
Goldman Sachs Capital Markets LP	USD	4,374	GBP	2,728	2/18/14	110,371
Goldman Sachs Capital Markets LP	USD	2,752	JPY	287,052	2/18/14	57,422
Goldman Sachs Capital Markets LP	USD	8,847	JPY	922,318	5/15/14	184,997
HSBC Bank USA	GBP	5,941	USD	9,629	2/18/14	(136,162)
Royal Bank of Canada	CAD	7,608	USD	7,276	2/18/14	447,035
Royal Bank of Canada	USD	1,522	CAD	1,606	2/18/14	(80,373)
Royal Bank of Scotland PLC	USD	12,973	EUR	9,401	2/18/14	(294,303)
Royal Bank of Scotland PLC	USD	2,227	GBP	1,378	2/18/14	38,316
Royal Bank of Scotland PLC	USD	7,566	NZD	9,122	2/18/14	(196,667)
Standard Chartered Bank	EUR	7,969	USD	10,952	2/18/14	204,130
Standard Chartered Bank	USD	1,983	AUD	2,119	2/18/14	(130,108)
UBS AG	NZD	4,429	USD	3,638	2/18/14	60,090
UBS AG	USD	1,749	GBP	1,089	2/18/14	40,848
UBS AG	USD	4,193	SEK	27,156	5/15/14	(54,943)

						$458,408

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of January 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $51,075,168 and gross unrealized depreciation of investments was $(15,729,868), resulting in net unrealized appreciation of $35,345,300.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN*

January 31, 2014 (unaudited)

45.4%	United States
13.9%	Japan
7.3%	Australia
7.1%	Hong Kong
6.3%	United Kingdom
4.8%	Canada
4.2%	France
2.7%	China
2.4%	Singapore
1.4%	Germany
1.1%	Netherlands
1.0%	Mexico
0.6%	Portugal
0.5%	Italy
1.3%	Other

100.0%	Total Investments

*	All data are as of January 31, 2014. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding collateral for security loaned) and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Brazil, Sweden and Thailand.

AllianceBernstein Global Real Estate Investment Fund II

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Equity: Other	$67,620,926		$90,992,979		$	– 0	–	$158,613,905
Retail	41,864,738		35,673,380			– 0	–	77,538,118
Residential	38,280,351		23,514,933			– 0	–	61,795,284
Office	26,712,817		19,927,540			– 0	–	46,640,357
Industrials	13,200,133		11,413,783			– 0	–	24,613,916
Lodging	17,733,826		1,994,265			– 0	–	19,728,091
Mortgage	11,880,278		– 0	–		– 0	–	11,880,278
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	8,703,679		– 0	–		– 0	–	8,703,679

Total Investments in Securities	225,996,748		183,516,880	+		– 0	–	409,513,628
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	2,516,644			– 0	–	2,516,644
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,058,236)			– 0	–	(2,058,236)

Total++	$225,996,748		$183,975,288		$	– 0	–	$409,972,036

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 17, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 17, 2014